PROPERTY, PLANT AND EQUIPMENT - Summary of Changes in Investment Properties (Details) - ARS ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment	$ 1,099,591,051	$ 1,080,828,136
Real Property, Investment Property
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment	11,991,665	12,581,719
Real Property | Real Property, Investment Property
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment	11,991,665	12,581,719
Gross Carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment		1,917,475,629
Additions	62,674,211
Disposals	(14,187,444)
Transfers	(3,900,318)
Gross Carrying amount | Real Property, Investment Property
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment		14,968,310
Additions	0
Disposals	(570,131)
Transfers	$ 53,074
Gross Carrying amount | Real Property | Real Property, Investment Property
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment		$ 14,968,310
Estimated useful life, in years	50 years
Additions	$ 0
Disposals	(570,131)
Transfers	53,074
Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment	(862,471,027)
Transfers	251,881
Accumulated	(836,647,493)
Derecognition	9,584,636
Depreciation	(35,660,051)
Depreciation | Real Property, Investment Property
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment	(2,459,588)
Transfers	(4,820)
Accumulated	(2,386,591)
Derecognition	138
Depreciation	(68,315)
Depreciation | Real Property | Real Property, Investment Property
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment	(2,459,588)
Transfers	(4,820)
Accumulated	(2,386,591)
Derecognition	138
Depreciation	$ (68,315)